Fair Value - Summary of Fair Value Measurements (Detail) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash equivalents:
Total cash equivalents	$ 27,921	$ 247,500	$ 38,574
Restricted cash:
Certificates of deposit	18,304	16,462	11,461
Total assets measured at fair value	46,225	263,962	50,035
Private warrants liability	27	174
Sponsor earn-out liability		7,624
Redeemable convertible preferred stock warrants			12,323
Total liabilities measured at fair value	1,287	7,798	12,323
Money market funds
Cash equivalents:
Total cash equivalents	27,921	247,500	38,574
Level 1
Cash equivalents:
Total cash equivalents	27,921	247,500	38,574
Restricted cash:
Certificates of deposit	0	0	0
Total assets measured at fair value	27,921	247,500	38,574
Private warrants liability	0	0
Sponsor earn-out liability		0
Redeemable convertible preferred stock warrants			0
Total liabilities measured at fair value	0	0	0
Level 1 | Money market funds
Cash equivalents:
Total cash equivalents	27,921	247,500	38,574
Level 2
Cash equivalents:
Total cash equivalents	0	0	0
Restricted cash:
Certificates of deposit	18,304	16,462	11,461
Total assets measured at fair value	18,304	16,462	11,461
Private warrants liability	0	0
Sponsor earn-out liability		0
Redeemable convertible preferred stock warrants			0
Total liabilities measured at fair value	0	0	0
Level 2 | Money market funds
Cash equivalents:
Total cash equivalents	0	0	0
Level 3
Cash equivalents:
Total cash equivalents	0	0	0
Restricted cash:
Certificates of deposit	0	0	0
Total assets measured at fair value	0	0	0
Private warrants liability	27	174
Sponsor earn-out liability		7,624
Redeemable convertible preferred stock warrants			12,323
Total liabilities measured at fair value	1,287	7,798	12,323
Level 3 | Money market funds
Cash equivalents:
Total cash equivalents	$ 0	$ 0	$ 0